Related Party Transactions - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Total advance to suppliers - a related party	$ 639,028
Chushin International Trading Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Mr. Erqi Wang is a director of this entity.
Total advance to suppliers - a related party	$ 639,028